Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes at December 31, 2011 and 2010 consist of the following:

	December 31,
	2011	2010
Deferred Tax Assets:
Accumulated net operating losses (tax effected)	$17,816.7	$17,236.0
Deferred revenue	212.9	149.0
Contingent accounts payable	13.8	26.0
Share-based compensation	3,917.4	2,393.0
Charitable contributions	408.2	176.0
Bad debt provision	107.3	17.0
Goodwill	—	164.0
Other	48.5	—
Deferred tax assets prior to tax credit carryovers	22,524.8	20,161.0

Deferred Tax Liabilities:
Accumulated depreciation	(155.1)	(80.0)
Intangible and indefinite lived assets	(3,303.0)	—
Foreign earnings not permanently reinvested	(2,138.5)	—
Deferred tax liabilities	(5,596.6)	(80.0)
	16,928.2	20,081.0
Valuation reserve	(20,702.9)	(20,081.0)
Net deferred tax liability	$(3,774.7)	$—

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2011	2010
U.S. Federal benefit at statutory rate	(12,005.5)	$(8,800.3)
State and local benefit net of U.S. federal tax	(2,177.0)	(2,509.4)
Permanent non deductible expenses for U.S. taxes	5,907.3	1,838.1
Reduction in deferred tax assets primarily related to deductibility of certain share-based compensation	(72.4)	2,938.6
True-up of prior year net operating loss	1,367.3	(413.6)
Foreign earnings not permanently reinvested	1,810.3	—
Effect of change in deferred tax rate	2,852.1	—
Writedown of net operating losses due to Section 382 limitations	—	1,932.6
Valuation allowance for deferred tax assets	2,317.9	5,014.0
Tax provision	$—	$—